UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL INFRASTRUCTURE ETF

FORM N-Q

JANUARY 31, 2017

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 2.1%
Media - 2.1%
Eutelsat Communications SA	1,281	$21,814
SES, FDR	4,367	84,903

TOTAL CONSUMER DISCRETIONARY		106,717

ENERGY - 17.7%
Oil, Gas & Consumable Fuels - 17.7%
AltaGas Ltd.	934	22,215
Enagas SA	787	19,285
Enbridge Inc.	5,335	227,135
Enbridge Income Fund Holdings Inc.	564	14,819
Inter Pipeline Ltd.	1,255	27,217
Koninklijke Vopak NV	506	21,694
Kunlun Energy Co., Ltd.	20,000	16,033
ONEOK Inc.	357	19,674
Pembina Pipeline Corp.	1,500	46,536
Snam SpA	24,084	91,515
Spectra Energy Corp.	2,671	111,247
Targa Resources Corp.	235	13,541
TransCanada Corp.	4,940	233,058
Williams Cos. Inc.	1,430	41,241

TOTAL ENERGY		905,210

INDUSTRIALS - 34.3%
Road & Rail - 18.7%
Aurizon Holdings Ltd.	22,859	86,855
CSX Corp.	5,337	247,584
East Japan Railway Co.	1,400	126,844
Genesee & Wyoming Inc., Class A Shares	209	15,750	*
Kansas City Southern	408	35,051
Norfolk Southern Corp.	1,110	130,381
Union Pacific Corp.	2,478	264,105
West Japan Railway Co.	800	52,148

Total Road & Rail		958,718

Transportation Infrastructure - 15.6%
Abertis Infraestructuras SA	6,516	93,166
Aeroports de Paris	480	53,215
Atlantia SpA	3,273	74,374
CCR SA	3,313	16,307
COSCO SHIPPING Ports Ltd.	8,000	7,980
Enav SpA	2,879	10,069	*
Flughafen Zuerich AG, Registered Shares	472	92,583
Fraport AG Frankfurt Airport Services Worldwide	428	25,531
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	3,526	27,331
Hutchison Port Holdings Trust, Class U Shares	39,600	16,830
Jiangsu Expressway Co., Ltd., Class H Shares	8,000	10,032
Macquarie Atlas Roads Group	3,632	13,828
Sydney Airport	25,664	113,862
Transurban Group	31,401	242,908

Total Transportation Infrastructure		798,016

TOTAL INDUSTRIALS		1,756,734

UTILITIES - 45.1%
Electric Utilities - 29.2%
American Electric Power Co. Inc.	916	58,679
AusNet Services	8,498	10,183
CEZ AS	500	8,567
Chubu Electric Power Co. Inc.	1,200	15,974
CLP Holdings Ltd.	8,000	78,207
CPFL Energia SA	1,200	9,646

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
DONG Energy A/S	233	$8,818	*
Duke Energy Corp.	1,606	126,135
Edison International	759	55,316
Emera Inc.	440	15,365
Endesa SA	1,004	20,641
Enel Americas SA	65,892	11,785
Enel SpA	18,242	76,091
Energias de Portugal SA	5,875	17,047
Entergy Corp.	418	29,945
Equatorial Energia SA	661	12,188
Exelon Corp.	1,612	57,839
FirstEnergy Corp.	743	22,528
Fortis Inc.	930	29,903
Fortum OYJ	982	15,678
Great Plains Energy Inc.	500	13,775
Iberdrola SA	28,377	178,713
Iberdrola SA	301	1,896	(a)
Korea Electric Power Corp.	737	26,922	*
OGE Energy Corp.	464	15,563
PG&E Corp.	1,177	72,845
Pinnacle West Capital Corp.	259	20,106
Portland General Electric Co.	207	9,027
Power Assets Holdings Ltd.	6,000	57,650
PPL Corp.	1,582	55,117
Red Electrica Corporacion SA	2,022	36,081
Southern Co.	2,287	113,046
Spark Infrastructure Group	5,881	10,437
SSE PLC	3,524	66,010
Tenaga Nasional Berhad	18,882	57,121
Terna-Rete Elettrica Nazionale SpA	4,827	21,145
Tohoku Electric Power Co. Inc.	800	9,749
Xcel Energy Inc.	1,183	48,882

Total Electric Utilities		1,494,620

Gas Utilities - 1.5%
APA Group	3,906	24,943
Atmos Energy Corp.	245	18,664
Gas Natural SDG SA	1,100	21,160
Infraestructura Energetica Nova SAB de CV	2,200	9,706

Total Gas Utilities		74,473

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	779	8,911
Enel Generacion Chile SA	13,325	8,573

Total Independent Power and Renewable Electricity Producers		17,484

Multi-Utilities - 12.3%
Ameren Corp.	564	29,695
CenterPoint Energy Inc.	645	16,905
Centrica PLC	13,373	37,734
CMS Energy Corp.	582	24,793
Consolidated Edison Inc.	709	52,714

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
Dominion Resources Inc.		1,309	$99,851
DTE Energy Co.		373	36,793
DUET Group		11,351	24,104
Engie SA		3,385	40,433
Innogy SE		239	8,175	*
National Grid PLC		16,626	194,033
NiSource Inc.		558	12,482
Public Service Enterprise Group Inc.		705	31,196
Veolia Environnement SA		1,289	21,909

Total Multi-Utilities			630,817

Water Utilities - 1.7%
Pennon Group PLC		1,926	19,214
Severn Trent PLC		1,092	31,184
United Utilities Group PLC		3,155	36,395

Total Water Utilities			86,793

TOTAL UTILITIES			2,304,187

TOTAL COMMON STOCKS (Cost - $5,014,997)			5,072,848

PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Transneft PJSC (Cost - $20,347)		6	20,373

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,035,344)			5,093,221

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $21,545)	0.461%	21,545	21,545

TOTAL INVESTMENTS - 100.0% (Cost - $5,056,889#)			5,114,766
Other Assets in Excess of Liabilities - 0.0%			1,338

TOTAL NET ASSETS - 100.0%			$5,116,104

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FDR	— Fiduciary Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted

Notes to Schedule of Investments (unaudited) (continued)

securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Utilities	$2,302,291	$1,896	—	$2,304,187
Other Common Stocks	2,768,661	—	—	2,768,661
Preferred Stocks	20,373	—	—	20,373

Total Long-Term Investments	$5,091,325	$1,896	—	$5,093,221

Short-Term Investments†	21,545	—	—	21,545

Total Investments	$5,112,870	$1,896	—	$5,114,766

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$110,501
Gross unrealized depreciation	(52,624)

Net unrealized appreciation	$57,877

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017